                               1996 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY
                        ISSUED BY FIRST SECURITY BENEFIT
                 LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

                                  T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                                OF FIRST SECURITY
                             BENEFIT LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   OF NEW YORK
                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1996

CONTENTS

Report of Independent Auditors .........................................  2
Audited Financial statements
     Balance Sheet .....................................................  3
     Statement of Operations and Changes in Net Assets .................  4
Notes to Financial Statements ..........................................  5

                         REPORT OF INDEPENDENT AUDITORS

The Contract Owners of T. Rowe Price Variable Annuity
   Account of First Security Benefit Life Insurance and
   Annuity Company of New York and The Board of
   Directors of First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                            ERNST & YOUNG LLP

February 7, 1997

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                                 BALANCE SHEET

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                    OF FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK
                                DECEMBER 31, 1996
                             (DOLLARS IN THOUSANDS)


ASSETS

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio - 130,198 shares at net
      asset value of $17.67 per share (cost, $2,198) ..........  $2,301

    International Stock Portfolio - 87,096 shares at net
      asset value of $12.64 per share (cost, $1,036) ..........   1,101

    Equity Income Portfolio - 174,577 shares at net
      asset value of $15.26 per share (cost, $2,483) ..........   2,664

    Personal Strategy Balanced Portfolio - 39,911 shares
      at net asset value of $13.44 per share (cost, $512) .....     536

    Limited-Term Bond Portfolio - 73,958 shares at net
      asset value of $4.93 per share (cost, $366) .............     365
--------------------------------------------------------------------------------
Total Assets ..................................................  $6,967
================================================================================


NET ASSETS
  Net assets are represented by (NOTE 3):

                                              Number      Unit
                                              of Units    Value
--------------------------------------------------------------------------------
    New America Growth Subaccount:
      Accumulation units .................... 143,768     $16.00     $2,301

    International Stock Subaccount:
      Accumulation units ....................  86,235      12.77      1,101

    Equity Income Subaccount:
      Accumulation units .................... 181,250      14.70      2,664

    Personal Strategy Balanced Subaccount:
      Accumulation units ....................  39,697      13.51        536

    Limited-Term Bond Subaccount:
      Accumulation units ....................  33,375      10.92        365
--------------------------------------------------------------------------------
Total net assets .................................................   $6,967
================================================================================

See accompanying notes.

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                    OF FIRST SECURITY BENEFIT LIFE INSURANCE
                        AND ANNUITY COMPANY OF NEW YORK
                          YEAR ENDED DECEMBER 31, 1996
                                   (THOUSANDS)


----------------------------------------------------------------------------------------------
                                   New        Inter-                   Personal     Limited-
                                 America     national      Equity      Strategy       Term
                                 Growth       Stock        Income      Balanced       Bond
                               Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
----------------------------------------------------------------------------------------------
Dividend distributions: ........   $    2       $    9       $   45         $ 11         $ 14

Expenses (NOTE 2):
  Mortality and expense
    risk fee ...................       (6)          (3)          (7)          (2)          (1)
----------------------------------------------------------------------------------------------
Net investment income (loss) ...       (4)           6           38            9           13

Capital gains distributions ....       15            5           11            9            -

Realized gain on investments ...       24            7           15            4            -

Unrealized appreciation
  (depreciation) on
  investments ..................      103           65          181           24           (1)
----------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments ...      142           77          207           37           (1)
----------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations ....      138           83          245           46           12

Net assets at beginning
  of year ......................        -            -            -            -            -

Variable annuity deposits
  (NOTES 2 AND 3) ..............    2,318        1,094        2,526          543          834

Terminations and withdrawals
  (NOTES 2 AND 3) ..............     (155)         (76)        (107)         (53)        (481)
----------------------------------------------------------------------------------------------
Net assets at end of year ......   $2,301       $1,101       $2,664         $536         $365
==============================================================================================

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                    OF FIRST SECURITY BENEFIT LIFE INSURANCE
                        AND ANNUITY COMPANY OF NEW YORK

                               DECEMBER 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into five subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc.,
T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the Owners, purchase payments are invested in shares of New America Growth Portfolio
- emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during 1996 were as follows:

                                                   1996
                                      --------------------------------
                                         COST OF         PROCEEDS
                                        PURCHASES       FROM SALES
                                      --------------------------------
                                              (IN THOUSANDS)

New America Growth Portfolio               $2,498           $324
International Stock Portfolio               1,151            122
Equity Income Portfolio                     2,813            345
Personal Strategy Balanced Portfolio          578             70
Limited-Term Bond Portfolio                   872            506

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                    OF FIRST SECURITY BENEFIT LIFE INSURANCE
                        AND ANNUITY COMPANY OF NEW YORK

                               DECEMBER 31, 1996


ANNUITY RESERVES

As of December 31, 1996, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                       UNITS
                                                ------------------
                                                       1996
                                                ------------------
                                                  (IN THOUSANDS)

New America Growth Subaccount:
   Variable annuity deposits                             154
   Terminations and withdrawals                           11
International Stock Subaccount:
   Variable annuity deposits                              92
   Terminations and withdrawals                            6
Equity Income Subaccount:
   Variable annuity deposits                             189
   Terminations and withdrawals                            8
Personal Strategy Balanced Subaccount:
   Variable annuity deposits                              44
   Terminations and withdrawals                            4
Limited-Term Bond Subaccount:
   Variable annuity deposits                               7
   Terminations and withdrawals                           44